GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2017
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

(8)GOODWILL AND INTANGIBLE ASSETS, NET

(a)Goodwill

The change in the carrying amount of goodwill is as follows:

RMB

Balance as of April 1, 2015 and 2016	31,011,902
Acquisition of Puhua Technology (Note 21)	1,512,081
Balance as of March 31, 2017	32,523,983

(b)Intangible assets

The following table summarizes the Company’s intangible assets, as of March 31, 2016 and 2017.

	March 31, 2016
					Weighted
	Gross	Accumulated		Net	Average
	carrying	amortization		carrying	Amortization
	amount	/deduction	Impairment	amount	Period
	RMB	RMB	RMB	RMB	Years
Customer relationships	1,300,000	(767,500)	—	532,500	12
Training platform	422,700	(204,305)	—	218,395	5

Total intangible assets	1,722,700	(971,805)	—	750,895

	March 31, 2017
					Weighted
	Gross	Accumulated		Net	Average
	carrying	amortization		carrying	Amortization
	amount	/deduction	Impairment	amount	Period
	RMB	RMB	RMB	RMB	Years
Customer relationships	1,300,000	(875,832)	—	424,168	12
Training platform	422,700	(288,845)	—	133,855	5
Royalty arrangement (i)	8,000,000	(1,200,000)	—	6,800,000	5
Education assessment test caseware (ii)	4,177,358	(208,868)	—	3,968,490	5

Total intangible assets	13,900,058	(2,573,545)	—	11,326,513

Amortization expenses for intangible assets recognized as cost of revenues were RMB 192,873, RMB 192,874 and RMB 1,601,740 for the years ended March 31, 2015, 2016 and 2017, respectively.

(i) Royalty arrangement represents the exclusive right the Group authorized to launch the online education services for banks registered under and supervised by China Banking Association for five years.

(ii) Education assessment test caseware is the test content purchased for the Company’s strategic K-12 academic assessment business, which includes three subjects of Literature, Mathematics and English over six grades of junior and senior high school.

As of March 31, 2017, the estimated amortization expense for the next five years is as follows:

March 31
RMB
2018	2,628,345
2019	2,593,120
2020	2,543,805
2021	2,534,639
2022	1,026,604